CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Current Assets
Cash	$ 1,899,723	$ 1,174,950	$ 11,802
Accounts receivable		221
Inventory	105,511	101,300	0
Project in progress			229,495
Prepaid expenses and other current assets	179,094	94,439	94,757
Total Current Assets	2,184,328	1,370,910	336,054
Deferred financing costs	74,192
Property and equipment, net	61,406	59,286	102,501
Intangible assets, net	13,505	13,783	12,379
Total Assets	2,333,431	1,443,979	450,934
Current Liabilities
Accounts payable	13,813	13,261	197,970
Accrued expenses and other payables	78,162	66,975	75,784
Advances for sale of common stock		675,235
Loan payable-shareholder	109,136	129,874	176,621
Total current liabilities	201,111	885,345	450,375
Stockholders' Equity
Common stock, $0.001 par value, 375,000,000 shares authorized, 57,511,771, 56,610,271 and 55,387,271 shares issued and outstanding at December 31, 2017, June 30, 2017 and June 30, 2016, respectively	57,512	56,610	55,387
Additional paid in capital	5,082,761	2,965,138	1,278,621
Accumulated other comprehensive loss	312,851	57,692	(5,859)
Deficit	(3,320,804)	(2,520,806)	(1,327,590)
Total Stockholders' Equity	2,132,320	558,634	559
Total Liabilities and Stockholders' Equity	$ 2,333,431	$ 1,443,979	$ 450,934